Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Research and Development Expenses

Research and development expenses

(€‘000)	For the year ended December 31,
	2017	2016	2015
Salaries	7,007	8,160	5,785
Share-based payments	862	—	—
Travel and living	359	577	168
Preclinical studies	1,995	4,650	2,398
Clinical studies	3,023	4,468	6,723
Raw materials & consumables	1,825	—	—
Delivery systems	430	964	173
Consulting fees	1,522	791	1,842
External collaborations	885	—	—
IP filing and maintenance fees	513	799	763
Scale-up & automation	1,892	4,164	642
Rent and utilities	371	939	1,045
Depreciation and amortization	1,488	1,345	1,033
Other costs	735	817	2,196

Total Research and Development expenses	22,908	27,675	22,767

Summary of Non-recurring Operating Income and Expenses

Amendments of Celdara Medical and Dartmouth College agreements and write-off of C-Cure and Corquest assets and liabilities

(€‘000)	For the year ended December 31,
	2017	2016	2015
Amendments of Celdara Medical and Dartmouth College agreements	(24,341)	—	—

C-Cure IP asset impairment expense	(6,045)	—	—
C-Cure RCA reversal income	5,356	—	—
Corquest IP asset impairment expenses	(1,244)	—	—

Write-off C-Cure and Corquest assets and derecognition of related liabilities	(1,932)	—	—

Summary of General and Administrative Expenses

General and administrative expenses

(€‘000)	For the year ended December 31,
	2017	2016	2015
Employee expenses	2,630	2,486	2,761
Share-based payments	1,707	2,847	796
Rent	1,053	791	617
Communication & Marketing	761	728	891
Consulting fees	2,227	2,029	1,511
Travel & Living	211	450	509
Post employment benefits	—	(24)	(45)
Depreciation	229	173	—
Other	490	265	190

Total General and administration	9,310	9,744	7,230